Fair Value of Financial Assets and Liabilities - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash equivalents - money market funds	$ 46,490	$ 36,700
Convertible note receivable	2,392	2,488	$ 4,715
Total assets	48,882	39,188	49,715
Liabilities:
Contingent stock consideration	1,565
Acquisition-related contingent consideration obligations	237,071	232,222	273,367
Preferred stock warrants			76,640
Warrant liability - Sponsor Warrants	27,200	13,600
Warrant liability - Public Warrants	19,694	12,362
Total liabilities	285,530	258,184	350,007
Money Market Funds
Assets:
Cash equivalents - money market funds		36,700	45,000
Level 1
Assets:
Cash equivalents - money market funds	46,490	36,700
Convertible note receivable	0	0
Total assets	46,490	36,700	45,000
Liabilities:
Contingent stock consideration	0
Acquisition-related contingent consideration obligations		0
Warrant liability - Sponsor Warrants	0	0
Warrant liability - Public Warrants	19,694	12,362
Total liabilities	19,694	12,362
Level 1 | Money Market Funds
Assets:
Cash equivalents - money market funds		36,700	45,000
Level 2
Assets:
Cash equivalents - money market funds	0	0
Convertible note receivable	0	0
Total assets	0	0
Liabilities:
Contingent stock consideration	0
Acquisition-related contingent consideration obligations		0
Warrant liability - Sponsor Warrants	0	0
Warrant liability - Public Warrants	0	0
Total liabilities	0	0
Level 3
Assets:
Cash equivalents - money market funds	0	0
Convertible note receivable	2,392	2,488	4,715
Total assets	2,392	2,488	4,715
Liabilities:
Contingent stock consideration	1,565
Acquisition-related contingent consideration obligations	237,071	232,222	273,367
Preferred stock warrants			76,640
Warrant liability - Sponsor Warrants	27,200	13,600
Warrant liability - Public Warrants	0	0
Total liabilities	$ 265,836	$ 245,822	$ 350,007